UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

_______________

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

_______________
803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period:  July 31, 2011

Item 1. Schedule of Investments.

WCM Focused International Growth Fund
Schedule of Investments
July 31, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 97.4%
	ARGENTINA – 4.5%
15,050	Arcos Dorados Holdings, Inc. – Class A	$353,073

	BERMUDA – 2.6%
6,040	Lazard Ltd. – Class A	202,944

	BRAZIL – 2.2%
5,765	Cia de Bebidas das Americas – ADR	173,065

	CANADA – 9.3%
4,695	Canadian National Railway Co.	351,468
6,595	Potash Corp of Saskatchewan, Inc.	381,257
		732,725

	CHINA – 4.6%
2,318	Baidu, Inc. – ADR*	364,088

	DENMARK – 8.6%
2,713	Novo Nordisk A/S – ADR	331,040
2,110	Novozymes A/S – ADR	344,458
		675,498

	FRANCE – 7.3%
15,510	L’Oreal S.A. – ADR	373,636
5,425	LVMH Moet Hennessy Louis Vuitton S.A. – ADR	198,338
		571,974

	HONG KONG – 4.7%
110,816	Li & Fung Ltd. – ADR	374,558

	INDIA – 3.4%
4,290	Infosys Ltd. – ADR	266,924

	ISRAEL – 2.6%
4,450	Teva Pharmaceutical Industries Ltd. – ADR	207,548

	JAPAN – 3.1%
7,618	FANUC Corp. – ADR	240,729

	MEXICO – 6.9%
1,995	Coca-Cola Femsa SAB de CV – ADR	192,118
12,700	Wal-Mart de Mexico SAB de CV – ADR	349,377
		541,495

WCM Focused International Growth Fund
Schedule of Investments
July 31, 2011 (Unaudited)

Number of Shares		Value
	NETHERLANDS - 4.0%
2,898	Core Laboratories N.V.	$314,954

	SOUTH AFRICA - 3.9%
5,745	Naspers Ltd. - ADR	307,932

	SWITZERLAND - 23.7%
13,125	ABB Ltd. - ADR	314,213
5,200	ACE Ltd.	348,296
35,595	Cie Financiere Richemont S.A. - ADR	227,452
5,052	Nestle S.A. - ADR	322,065
4,355	Novartis A.G. - ADR	266,526
20,270	SGS S.A. - ADR	392,225
		1,870,777

	TAIWAN - 4.1%
26,390	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	326,180

	UNITED STATES - 1.9%
5,294	Coca-Cola Enterprises, Inc.	148,814

	TOTAL COMMON STOCKS
	(Cost $7,706,866)	7,673,278

	SHORT-TERM INVESTMENT - 2.5%
195,578	Fidelity Institutional Money Market Fund, 0.11%†	195,578

	TOTAL SHORT-TERM INVESTMENT
	(Cost $195,578)	195,578

	TOTAL INVESTMENTS - 99.9%
	(Cost $7,902,444)	7,868,856
	Other Assets less Liabilities - 0.1%	10,034
	TOTAL NET ASSETS - 100%	$7,878,890

ADR - American Depository Receipt.

*  No dividends paid on security.
† The rate quoted is the annualized seven-day yield as of the Fund's period end.

See accompanying Notes to the Schedule of Investments.

WCM Focused International Growth Fund
SUMMARY OF INVESTMENTS
As of July 31, 2011 (Unaudited)

Percent of
Security Type/Sector	Total Net Assets
Common Stocks
Consumer Staples	19.8%
Consumer Discretionary	18.6%
Industrials	16.5%
Information Technology	12.1%
Health Care	10.2%
Materials	9.2%
Financials	7.0%
Energy	4.0%
Total Common Stocks	97.4%
Short-Term Investments	2.5%
Total Investments	99.9%
Other Assets less Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

WCM Focused Growth International Fund
NOTES TO SCHEDULE OF INVESTMENTS – July 31, 2011
(Unaudited)

Note 1 – Organization
WCM Focused Growth International Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on May 31, 2011.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Note 3 – Federal Income Taxes
At July 31, 2011, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$7,902,582

Gross Unrealized Appreciation	$221,577
Gross Unrealized Depreciation	(255,303)
Net Unrealized Appreciation/(Depreciation) on Investments	$(33,726)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

WCM Focused Growth International Fund
NOTES TO SCHEDULE OF INVESTMENTS – July 31, 2011
(Unaudited) - Continued

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Other Significant Observable Inputs)	Level 3* (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks1	$7,673,278	$-	$-	$7,673,278
Short-Term Investments	195,578	-	-	195,578
Total Investments, at value	$7,868,856	$-	$-	$7,868,856

*The Fund did not hold any Level 2 or 3 securities as of July 31, 2011.

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	9/21/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	9/21/2011

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	9/21/2011